October 5, 2022

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: The American Funds Tax-Exempt Series II

File Nos. 033-06180 and 811-04694

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on September 30, 2022 of Registrant’s Post-Effective Amendment No. 61 under the Securities Act of 1933 and Amendment No. 63 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

Secretary